OFFERING HIGHLIGHTS

Nuveen Municipal Credit Opportunities Fund (NMCO)

Transferable Rights Offering

A Time-Limited Opportunity for Common Shareholders

OFFERING TERMS

Fund	Nuveen Municipal Credit Opportunities Fund (NYSE: NMCO)
Investment advisor	Nuveen Fund Advisors, LLC (the “Advisor”)
Subscription period	September 8, 2026 (record date) to October 7, 2026 at 5 PM ET (expiration date)
Offering type	Transferable subscription rights to purchase common shares
Rights symbol	NMCO RT
Rights ratio	One new common share for every four rights held (1-for-4)
Subscription pricing

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Opportunity for investors to buy additional common shares at a subscription price that is expected to represent a discount to the market price of the common shares.

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Subscription price will be based upon a formula equal to the higher of 95% of the average market price on expiration date and the four preceding trading days or 90% of net asset value on expiration date (the “Subscription Price”).

Subscription terms

The following are the terms of the rights offering subscription (the “Offer”):

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Common shareholders on the record date will receive one right for each common share owned. The number of rights issued to a record date shareholder will be rounded up to the nearest number of rights evenly divisible by four.

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Four rights are required to purchase one common share at the Subscription Price.

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Record date common shareholders who fully exercise all rights initially issued to them are permitted to subscribe for additional common shares that were not subscribed for by other record date common shareholders at the Subscription Price (over-subscription privilege). Over-subscription shares may only be acquired if there are unexercised rights. If over-subscription requests exceed the number of available shares (from unexercised rights), then the available shares will be allocated pro-rata.

Offering rationale

The Advisor believes this is an attractive time to raise additional assets for the Fund based on several factors, including the following potential benefits:

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Portfolio opportunities: attractive valuations in certain high yield municipal securities provide the potential to improve tax-exempt income and total return performance for all common shareholders.

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Tax-efficiency: potential to re-balance the portfolio to new opportunities without the need to sell existing portfolio positions, which may reduce taxable events for common shareholders.

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Benefit for common shareholders: the Offer provides common shareholders with an opportunity to buy new Common Shares below market price.

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Enhanced liquidity: the Offer creates the potential for increased trading volume and liquidity of Common Shares.

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Lower expense ratio: the Offer is expected to spread fixed operating costs across a larger asset base.

Information on how shareholders may exercise or sell their rights is provided on the last page of this brochure. For more information on the Fund please visit nuveen.com/NMCO.

PLEASE READ THE ACCOMPANYING PROSPECTUS SUPPLEMENT AND PROSPECTUS FOR MORE INFORMATION

These “Offering Highlights” are qualified in their entirety by reference to the information included in the accompanying prospectus supplement and prospectus. Investors should consider the Fund’s investment objectives, risks, and charges and expenses before investing. The accompanying prospectus supplement and prospectus contains this and other information about the Fund, including risk factors that should be carefully considered before participating in the Offer. Although the prospectus supplement and prospectus accompany these “Offering Highlights,” you can also request a prospectus supplement and prospectus, at no charge, by calling the Information Agent at 1-866-920-9543.

5892164

(NOT PART OF THE PROSPECTUS SUPPLEMENT OR PROSPECTUS)

OFFERING HIGHLIGHTS

Why should I exercise my rights?

The Advisor has identified significant opportunities to invest in the high yield municipal market, specifically in new issue tax-exempt municipal bonds.

•	Based on current market conditions, the Advisor intends to invest a portion of the Offer proceeds in new issue municipal bonds exempt from U.S. federal income tax, which the Advisor believes represent an attractive opportunity to enhance the Fund’s portfolio yield.
•	The Advisor believes that higher project costs are contributing to elevated municipal bond issuance in 2026, with many of these new issue bonds offering attractive yields relative to other fixed income sectors. Yields remain attractive for high yield municipals in general, with an average yield of 5.65% at the end of July 2026.
•	The Advisor also believes new issue spread premiums offer the Fund significant potential for price appreciation as spreads migrate to market average levels.

Performance and yields are currently very favorable for high yield municipals.

Data source: Bloomberg, L.P., trailing 12 month returns from 31 Jul 2025 – 31 Jul 2026; yield to worst as of 31 Jul 2026. Performance data shown represents past performance and does not predict or guarantee future results. Yields are yield to worst. Yield to worst is the lowest potential yield that can be received on a bond without the issuer defaulting. Representative indexes: Broad bond market: Bloomberg U.S. Aggregate Bond Index. High yield corporates: Bloomberg U.S. Corporate High Yield Index; High yield municipals: Bloomberg High Yield Municipal Bond Index; Investment grade corporates: Bloomberg U.S. Corporate Investment Grade Index; Investment grade municipals: Bloomberg Municipal Bond Index; Mortgage-backed securities (MBS): Bloomberg MBS (fixed rate) Index; Taxable municipals: Bloomberg Taxable Municipal Bond Index; U.S. Treasury: Bloomberg U.S. Treasury Index. The taxable-equivalent yield is based on the highest individual marginal federal tax rate of 37%, plus the 3.8% Medicare tax on investment income (the Net Investment Income Tax). Individual tax rates may vary.

High yield municipals remain attractive on a taxable-equivalent basis.

1 The taxable-equivalent yield is based on the highest individual marginal federal tax rate of 37.0%, plus the 3.8% Medicare tax on investment income (the Net Investment Income Tax). Individual tax rates may vary.

2 Some income may be subject to state and local taxes and the federal alternative minimum tax.

Data source: Bloomberg L.P., 31 Jul 2026. Performance data shown represents past performance and does not predict or guarantee future results. Yields are yield to worst. Yield to worst is the lowest potential yield that can be received on a bond without the issuer defaulting. Taxable-equivalent yield is the yield a taxable investment needs to possess (before taxes) for its yield to be equal to that of a tax-free municipal investment. The yields shown are based on the highest individual marginal federal tax rate of 37%, plus the 3.8% Medicare tax on investment income. Individual tax rates may vary. They do not take into account the effects of the federal alternative minimum tax (AMT) or capital gains taxes. Representative indexes: Short term taxable bonds: Bloomberg U.S. Government/Credit 1-5 Year Index; Short term municipal bonds: Bloomberg Municipal Short Index; Intermediate term taxable bonds: Bloomberg U.S. Government/Credit 5-10 Year Index; Intermediate term municipal bonds: Bloomberg Municipal Intermediate Index; High yield taxable bonds: Bloomberg Corporate High Yield 2% Issuer Capped Index; High yield municipal bonds: Bloomberg High Yield Municipal Bond Index. Different benchmarks, economic periods, methodologies and market conditions will produce different results.

5892164

(NOT PART OF THE PROSPECTUS SUPPLEMENT OR PROSPECTUS)

OFFERING HIGHLIGHTS

Municipal issuance is likely to be elevated in 2026, with overall tax-exempt municipal issuance expected to be $600B.

Data source: Securities Industry and Financial Markets Association (SIFMA.org), U.S. Bond Market Issuance and Outstanding, 4 Aug 2026 for period ending 31 Jul 2026. The average tax-exempt issuance shown is for the period 01 Jan 2003 – 31 Dec 2025. AMT municipal issuance is part of the tax-exempt municipal market.

The Advisor is built on a 125+ year history of municipal bond investing, seeking to deliver durable, tax-efficient income through specialized credit research and customized solutions.

•	Nuveen has a long history of investing in municipal bonds, with over 60 investment professionals who oversee more than $204 billion3 in assets across multiple credit sectors, providing the Advisor with the scale, resources, and access that it believes are necessary to deliver successful client outcomes.

More information about the Fund

•	The Fund seeks to provide a high level of current income exempt from regular U.S. federal income tax and secondarily, total return. The Fund invests primarily in high yielding, low- to medium-quality municipal securities that, at the time of investment, are rated Baa/BBB or lower or, if unrated, are judged by the portfolio managers to be of comparable quality.
•	No more than 30% of the Fund's managed assets will be invested in municipal securities rated CCC+/Caa1 or lower at the time of investment or unrated but judged by the Fund’s investment sub-adviser to be of comparable quality. No more than 10% of the Fund's managed assets can be invested in defaulted securities or securities of issuers in bankruptcy or insolvency proceedings at the time of investment.
•	The Fund uses leverage and has a limited term with the potential to convert to perpetual.4
Fund Characteristics
Fund Inception	16 Sep 2019
NYSE Symbol (common shares)	NMCO
Distribution Frequency	Monthly
Distribution on Market Price5	7.87%
Monthly Distribution5	$0.0685 (per share)
Total Managed Assets	$1,032,699,018
Portfolio Leverage	42.31%
Website	nuveen.com/NMCO
Source: Nuveen as of 30 July 2026

3 As of 30 Jun 2026. Nuveen assets under management (AUM) is inclusive of underlying investment specialists

4 See “Limited Term; Eligible Tender Offer” in the accompanying prospectus for more information.

5 Distributions are currently estimated to include the following amounts from sources other than net investment income: 0% capital gains and 2.5% return of capital. If a distribution is estimated to include anything other than net investment income, the Fund provides a Section 19(a) notice of the best estimate of its distribution sources at that time which may be viewed at nuveen.com/CEFdistributions.

These estimates may not match the final tax characterization (for the full year's distributions) contained in shareholders' 1099-DIV forms after the end of the year. You should not draw any conclusions about a fund's past or future investment performance from its current distribution rate. Distribution Rate on market price is calculated by annualizing the most recent declared regular distribution and dividing by the Fund's market price. Special distributions, including special capital gains distributions, are not included in the calculation.

5892164

(NOT PART OF THE PROSPECTUS SUPPLEMENT OR PROSPECTUS)

OFFERING HIGHLIGHTS

How can I exercise my rights?

To exercise your rights, contact your broker or financial advisor who can forward your instructions on your behalf. If you do not have a broker or financial advisor, you should complete the subscription certificate and deliver it to the subscription agent, together with your payment, at one of the locations indicated on the subscription certificate or in the accompanying prospectus supplement and prospectus. For more information, contact the Fund’s Information Agent, Georgeson, at 1-866-920-9543. Record date shareholders that decide not to exercise their rights may be able to sell their rights as discussed below under “May I sell my rights?”

May I sell my rights?

The rights will be admitted for trading on the NYSE under the symbol “NMCO RT.” Contact your broker or financial advisor who can arrange for the sale of rights on your behalf. Sellers of rights through a broker or financial advisor may incur traditional commissions payable by the seller. The rights are expected to trade on the NYSE through October 6, 2026. If you do not have a broker or financial advisor indicate your instructions on the subscription certificate and deliver it to the subscription agent five business days prior to the expiration date of the Offer, unless extended. The Fund cannot assure record date shareholders that a market for the rights will develop or be maintained, or that any minimum sale price can be obtained for the rights.

INFORMATION AGENT	SUBSCRIPTION AGENT

1-866-920-9543	By Mail:	By Overnight Courier:

Georgeson LLC 51 West 52nd Street, 6th Floor New York, NY 10109	Computershare c/o Voluntary Corporate Actions P.O. Box 43011 Providence, RI 02940-3011	Computershare c/o Voluntary Corporate Actions 150 Royall Street, Suite V Canton, MA 02021

PLEASE READ THE ACCOMPANYING PROSPECTUS SUPPLEMENT AND PROSPECTUS FOR MORE INFORMATION

The common shares may decline in value or even lose all of their value. The accompanying prospectus supplement and prospectus should be read carefully before investing.

CERTAIN RISKS. Investing in the Fund involves risks, including the risk that investors may receive little or no return on their investment or may lose part or all of their investment. Below is a summary of certain principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see “Special Characteristics and Risks of the Rights Offering“ in the prospectus supplement and “Risk Factors” in the prospectus. Investors should consider carefully the following principal risks before investing in the Fund. An investment in the Fund is subject to investment and market risk, including the possible loss of an investor’s entire investment. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his or her investment objectives and personal situation and (ii) consider factors such as his or her personal net worth, income, age, risk tolerance and liquidity needs.

TAXATION. The Fund has elected to be treated and has qualified and intends to continue to qualify annually to be treated for U.S. federal income tax purposes, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, the Fund generally will not pay corporate level federal income taxes on any net ordinary income or capital gains that it currently distributes to its common shareholders. To qualify and maintain its qualification as a RIC for U.S. federal income tax purposes, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually at least 90% of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. See “Taxation” and “Tax Matters” in the accompanying prospectus supplement and prospectus, respectively.

DILUTION. Record date shareholders who do not fully exercise their rights will, at the completion of the Offer, own a smaller proportional interest in the Fund than owned prior to the Offer. The completion of the Offer will result in immediate voting dilution for such common shareholders. In addition, if the Subscription Price is less than the net asset value per common share as of the expiration date, the completion of this Offer will result in an immediate dilution of the net asset value per common share for all existing common shareholders (i.e., will cause the net asset value per common share of the Fund to decrease). It is anticipated that existing common shareholders will experience immediate dilution even if they fully exercise their rights. Such dilution is not currently determinable because it is not known how many common shares will be subscribed for, what the net asset value per common share or market price of the Fund’s common shares will be on the expiration date or what the Subscription Price per common share will be. Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), and not the Fund or its common shareholders, will bear all expenses incurred in connection with the rights offering. Offering expenses borne by Nuveen Fund Advisors are estimated to be approximately $341,000 in the aggregate. Nuveen Fund Advisors’ commitment to bear all costs of the rights offering will reduce the effects of any dilution as a result of the rights offering. See “Summary of Fund Expenses” in the accompanying prospectus supplement and prospectus for more information.

CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS

Certain statements contained herein constitute forward-looking statements. These statements involve known and unknown risks, uncertainties and other factors that may cause the Fund’s actual results or level of performance to be materially different from any future results or level of performance expressed or implied by such forward looking statements. Such factors include, among others, those listed under “Special Characteristics and Risks of the Rights Offering” in the prospectus supplement and “Risk Factors” in the prospectus. As a result of these and other factors, the Fund cannot give you any assurances as to its future results or level of performance, and neither the Fund nor any other person assumes responsibility for the accuracy and completeness of such statements. The Fund undertakes no obligation to publicly update or revise any forward-looking statements made herein.

5892164

(NOT PART OF THE PROSPECTUS SUPPLEMENT OR PROSPECTUS)

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